Weighted Average Fair Value of Stock Option (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
SAR's 2010 [Member]
Assumptions to estimate fair value of stock options and SAR's
Weighted average fair value of stock options granted and SARs outstanding	$ 13.73
Expected volatility	51.57%
Expected life	2 years 8 months 12 days
Risk-free interest rate	0.34%
Expected dividend yield	0.00%
Date Of Grant [Member] | Stock Options 2012 [Member]
Assumptions to estimate fair value of stock options and SAR's
Weighted average fair value of stock options granted and SARs outstanding	15.77
Expected volatility	70.56%
Expected life	5 years 6 months
Risk-free interest rate	0.89%
Expected dividend yield	0.00%
Date Of Grant [Member] | Stock Options 2011 [Member]
Assumptions to estimate fair value of stock options and SAR's
Weighted average fair value of stock options granted and SARs outstanding	$ 17.85
Expected volatility	72.56%
Expected life	6 years
Risk-free interest rate	2.30%
Expected dividend yield	0.00%